SUBSIDIARIES AND OPERATING SEGMENTS (Details)	12 Months Ended
Dec. 31, 2020
Cross Operating Segment | Constellium Singen GmbH (AS&I and P&ARP)
Disclosure of subsidiaries [line items]
Country	Germany
% Group Interest	100.00%
Consolidation Method	Consolidated
Cross Operating Segment | Constellium Valais S.A. (AS&I and A&T)
Disclosure of subsidiaries [line items]
Country	Switzerland
% Group Interest	100.00%
Consolidation Method	Consolidated
AS&I | Constellium Automotive USA, LLC
Disclosure of subsidiaries [line items]
Country	U.S.
% Group Interest	100.00%
Consolidation Method	Consolidated
AS&I | Constellium Engley (Changchun) Automotive Structures Co Ltd.
Disclosure of subsidiaries [line items]
Country	China
% Group Interest	54.00%
Consolidation Method	Consolidated
AS&I | Constellium Extrusions Decin S.r.o.
Disclosure of subsidiaries [line items]
Country	Czech Republic
% Group Interest	100.00%
Consolidation Method	Consolidated
AS&I | Constellium Extrusions Deutschland GmbH
Disclosure of subsidiaries [line items]
Country	Germany
% Group Interest	100.00%
Consolidation Method	Consolidated
AS&I | Constellium Extrusions Landau GmbH
Disclosure of subsidiaries [line items]
Country	Germany
% Group Interest	100.00%
Consolidation Method	Consolidated
AS&I | Constellium Extrusions Burg GmbH
Disclosure of subsidiaries [line items]
Country	Germany
% Group Interest	100.00%
Consolidation Method	Consolidated
AS&I | Constellium Extrusions France S.A.S.
Disclosure of subsidiaries [line items]
Country	France
% Group Interest	100.00%
Consolidation Method	Consolidated
AS&I | Constellium Extrusions Levice S.r.o.
Disclosure of subsidiaries [line items]
Country	Slovakia
% Group Interest	100.00%
Consolidation Method	Consolidated
AS&I | Constellium Automotive Mexico, S. DE R.L. DE C.V.
Disclosure of subsidiaries [line items]
Country	Mexico
% Group Interest	100.00%
Consolidation Method	Consolidated
AS&I | Constellium Automotive Mexico Trading, S. DE R.L. DE C.V.
Disclosure of subsidiaries [line items]
Country	Mexico
% Group Interest	100.00%
Consolidation Method	Consolidated
AS&I | Astrex Inc
Disclosure of subsidiaries [line items]
Country	Canada
% Group Interest	50.00%
Consolidation Method	Consolidated
AS&I | Constellium Automotive Zilina S.r.o.
Disclosure of subsidiaries [line items]
Country	Slovakia
% Group Interest	100.00%
Consolidation Method	Consolidated
AS&I | Constellium Automotive Nanjing Co Ltd
Disclosure of subsidiaries [line items]
Country	China
% Group Interest	100.00%
Consolidation Method	Consolidated
AS&I | Constellium Automotive Spain SL
Disclosure of subsidiaries [line items]
Country	Spain
% Group Interest	100.00%
Consolidation Method	Consolidated
AS&I | Constellium UK Limited
Disclosure of subsidiaries [line items]
Country	United Kingdom
% Group Interest	100.00%
Consolidation Method	Consolidated
A&T | Constellium Issoire S.A.S.
Disclosure of subsidiaries [line items]
Country	France
% Group Interest	100.00%
Consolidation Method	Consolidated
A&T | Constellium Montreuil Juigné S.A.S.
Disclosure of subsidiaries [line items]
Country	France
% Group Interest	100.00%
Consolidation Method	Consolidated
A&T | Constellium China Limited
Disclosure of subsidiaries [line items]
Country	China
% Group Interest	100.00%
Consolidation Method	Consolidated
A&T | Constellium Japan KK
Disclosure of subsidiaries [line items]
Country	Japan
% Group Interest	100.00%
Consolidation Method	Consolidated
A&T | Constellium Rolled Products Ravenswood, LLC
Disclosure of subsidiaries [line items]
Country	U.S.
% Group Interest	100.00%
Consolidation Method	Consolidated
A&T | Constellium Ussel S.A.S.
Disclosure of subsidiaries [line items]
Country	France
% Group Interest	100.00%
Consolidation Method	Consolidated
A&T | AluInfra Services SA
Disclosure of subsidiaries [line items]
Country	Switzerland
% Group Interest	50.00%
Consolidation Method	Consolidated
P&ARP | Constellium Deutschland GmbH
Disclosure of subsidiaries [line items]
Country	Germany
% Group Interest	100.00%
Consolidation Method	Consolidated
P&ARP | Constellium Rolled Products Singen GmbH KG
Disclosure of subsidiaries [line items]
Country	Germany
% Group Interest	100.00%
Consolidation Method	Consolidated
P&ARP | Constellium Property and Equipment Company, LLC
Disclosure of subsidiaries [line items]
Country	U.S.
% Group Interest	100.00%
Consolidation Method	Consolidated
P&ARP | Constellium Neuf Brisach S.A.S.
Disclosure of subsidiaries [line items]
Country	France
% Group Interest	100.00%
Consolidation Method	Consolidated
P&ARP | Constellium Muscle Shoals LLC
Disclosure of subsidiaries [line items]
Country	U.S.
% Group Interest	100.00%
Consolidation Method	Consolidated
P&ARP | Constellium Holding Muscle Shoals LLC
Disclosure of subsidiaries [line items]
Country	U.S.
% Group Interest	100.00%
Consolidation Method	Consolidated
P&ARP | Constellium Muscle Shoals Funding II LLC
Disclosure of subsidiaries [line items]
Country	U.S.
% Group Interest	100.00%
Consolidation Method	Consolidated
P&ARP | Listerhill Total Maintenance Center LLC
Disclosure of subsidiaries [line items]
Country	U.S.
% Group Interest	100.00%
Consolidation Method	Consolidated
P&ARP | Constellium Metal Procurement LLC
Disclosure of subsidiaries [line items]
Country	U.S.
% Group Interest	100.00%
Consolidation Method	Consolidated
P&ARP | Constellium Bowling Green LLC
Disclosure of subsidiaries [line items]
Country	U.S.
% Group Interest	100.00%
Consolidation Method	Consolidated
P&ARP | Rhenaroll
Disclosure of subsidiaries [line items]
Country	France
% Group Interest	50.00%
Consolidation Method	Equity
Holdings & Corporate | C-TEC Constellium Technology Center S.A.S.
Disclosure of subsidiaries [line items]
Country	France
% Group Interest	100.00%
Consolidation Method	Consolidated
Holdings & Corporate | Constellium Finance S.A.S.
Disclosure of subsidiaries [line items]
Country	France
% Group Interest	100.00%
Consolidation Method	Consolidated
Holdings & Corporate | Constellium France III
Disclosure of subsidiaries [line items]
Country	France
% Group Interest	100.00%
Consolidation Method	Consolidated
Holdings & Corporate | Constellium France Holdco S.A.S.
Disclosure of subsidiaries [line items]
Country	France
% Group Interest	100.00%
Consolidation Method	Consolidated
Holdings & Corporate | Constellium International
Disclosure of subsidiaries [line items]
Country	France
% Group Interest	100.00%
Consolidation Method	Consolidated
Holdings & Corporate | Constellium Paris S.A.S.
Disclosure of subsidiaries [line items]
Country	France
% Group Interest	100.00%
Consolidation Method	Consolidated
Holdings & Corporate | Constellium Germany Holdco GmbH & Co. KG
Disclosure of subsidiaries [line items]
Country	Germany
% Group Interest	100.00%
Consolidation Method	Consolidated
Holdings & Corporate | Constellium Germany Verwaltungs GmbH
Disclosure of subsidiaries [line items]
Country	Germany
% Group Interest	100.00%
Consolidation Method	Consolidated
Holdings & Corporate | Constellium U.S. Holdings I, LLC
Disclosure of subsidiaries [line items]
Country	U.S.
% Group Interest	100.00%
Consolidation Method	Consolidated
Holdings & Corporate | Constellium US Intermediate Holdings LLC
Disclosure of subsidiaries [line items]
Country	U.S.
% Group Interest	100.00%
Consolidation Method	Consolidated
Holdings & Corporate | Constellium Switzerland AG
Disclosure of subsidiaries [line items]
Country	Switzerland
% Group Interest	100.00%
Consolidation Method	Consolidated
Holdings & Corporate | Constellium Treuhand UG
Disclosure of subsidiaries [line items]
Country	Germany
% Group Interest	100.00%
Consolidation Method	Consolidated
Holdings & Corporate | Engineered Products International S.A.S.
Disclosure of subsidiaries [line items]
Country	France
% Group Interest	100.00%
Consolidation Method	Consolidated